Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Mandatorily	kr 58,772	kr 80,910
Derivatives used for hedge accounting	746	1,586
Amortized cost	297,883	288,199
Total financial assets	357,401	370,695
Cash and cash equivalents
Financial assets at fair value through profit or loss
Amortized cost	3,482	4,060
Total financial assets	3,482	4,060
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	11,525	15,048
Total financial assets	11,525	15,048
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	41,561	57,144
Total financial assets	41,561	57,144
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Amortized cost	51,227	54,257
Total financial assets	51,227	54,257
Loans to credit institutions
Financial assets at fair value through profit or loss
Amortized cost	19,009	22,145
Total financial assets	19,009	22,145
Loans to the public
Financial assets at fair value through profit or loss
Amortized cost	224,165	207,737
Total financial assets	224,165	207,737
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	5,686	8,718
Derivatives used for hedge accounting	746	1,586
Total financial assets	kr 6,432	kr 10,304